Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	UTC NORTH AMERICAN FUND, INC.
Central Index Key	0000869273
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
UTC NORTH AMERICAN FUND | UTC NORTH AMERICAN FUND
Risk/Return:
Trading Symbol	UTCNX